UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04719

The GAMCO Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 91.7%
	Aerospace and Defense — 0.3%
234,000	Innovative Solutions & Support Inc.†	$769,860
157,229	Kratos Defense & Security Solutions Inc.†	918,217

		1,688,077

	Agriculture — 0.2%
225	J.G. Boswell Co.	165,375
63,000	Limoneira Co.	1,021,860

		1,187,235

	Airlines — 0.0%
225,000	AMR Corp.†	123,525
12,000	Pinnacle Airlines Corp.†	840

		124,365

	Automotive — 0.4%
26,200	Lithia Motors Inc., Cl. A	603,910
66,500	Sonic Automotive Inc., Cl. A	909,055
80,000	Wabash National Corp.†	529,600

		2,042,565

	Automotive: Parts and Accessories — 2.6%
5,000	China Automotive Systems Inc.†	20,450
105,000	Dana Holding Corp.	1,345,050
24,000	Federal-Mogul Corp.†	264,000
136,600	Modine Manufacturing Co.†	946,638
50,000	Puradyn Filter Technologies Inc.†	6,500
31,517	Shiloh Industries Inc.	362,446
27,200	Spartan Motors Inc.	142,528
281,000	Standard Motor Products Inc.	3,956,480
165,493	Strattec Security Corp.(a)	3,481,973
115,361	Superior Industries International Inc.	1,888,460
40,000	Tenneco Inc.†	1,072,800
145,002	The Pep Boys - Manny, Moe & Jack	1,435,520

		14,922,845

	Aviation: Parts and Services — 2.2%
13,500	Astronics Corp.†	381,240
1,350	Astronics Corp., Cl. B†	35,802
82,485	Ducommun Inc.†	809,178
1,178,800	GenCorp Inc.†	7,673,988
116,601	Kaman Corp.	3,607,635

		12,507,843

	Broadcasting — 3.1%
654,200	Acme Communications Inc.	385,978
548,000	Beasley Broadcast Group Inc., Cl. A†(a)	3,227,720
63,000	Crown Media Holdings Inc., Cl. A†	110,250
3,700	Cumulus Media Inc., Cl. A†	11,137
73,800	Entercom Communications Corp., Cl. A†	444,276
15,000	Equity Media Holdings Corp.†	16
190,261	Fisher Communications Inc.†	5,690,707
924	Granite Broadcasting Corp.†(b)	5
617,500	Gray Television Inc.†	907,725
30,832	Gray Television Inc., Cl. A†	41,469
160,834	LIN TV Corp., Cl. A†	485,719
865,929	Media General Inc., Cl. A†	3,991,933
318,132	Salem Communications Corp., Cl. A	1,740,182
50,000	Sinclair Broadcast Group Inc., Cl. A	453,000

		17,490,117

	Building and Construction — 0.7%
726,200	Huttig Building Products Inc.†	762,510
176,000	Material Sciences Corp.†	1,443,200
68,974	MYR Group Inc.†	1,176,696
500	Nortek Inc.†	25,020
28,300	The Monarch Cement Co.	622,600

		4,030,026

Shares		Market Value

	Business Services — 4.9%
41,900	ACCO Brands Corp.†	$433,246
28,000	ANC Rental Corp.†(b)	3
241,000	Ascent Capital Group Inc., Cl. A†	12,471,750
19,000	Cenveo Inc.†	36,670
70,100	EDGAR Online Inc.†	75,708
657,889	Edgewater Technology Inc.†(a)	2,559,188
897	FleetCor Technologies Inc.†	31,431
50,000	Fortegra Financial Corp.†	400,000
105,236	GP Strategies Corp.†	1,943,709
30,000	Intermec Inc.†	186,000
433,331	Internap Network Services Corp.†	2,820,985
6,500	Keynote Systems Inc.	96,525
1,500	Liquidity Services Inc.†	76,785
254,080	ModusLink Global Solutions Inc.†	759,699
103	PubliCARD Inc.†(b)	0
290,900	Pure Technologies Ltd.†	1,297,207
47,595	SearchMedia Holdings Ltd.†	86,623
167,438	Stamps.com Inc.†	4,130,695
175,000	Trans-Lux Corp.†	80,500

		27,486,724

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A†(b)	0
90,000	Adelphia Communications Corp., Escrow†(b)	0
90,000	Adelphia Recovery Trust†	891
22,500	Outdoor Channel Holdings Inc.	164,475

		165,366

	Closed-End Business Development Company — 0.1%
45,000	MVC Capital Inc.	582,750

	Commercial Services — 1.1%
23,300	ICF International Inc.†	555,472
32,029	KAR Auction Services Inc.†	550,579
20,000	Macquarie Infrastructure Co. LLC	665,800
34,000	McGrath Rentcorp	901,000
30,000	Pendrell Corp.†	33,600
208,375	PRGX Global Inc.†	1,656,581
820,000	Swisher Hygiene Inc.†	2,045,772

		6,408,804

	Communications Equipment — 0.4%
4,900	Communications Systems Inc.	54,733
35,000	Sycamore Networks Inc.†	508,200
265,077	Symmetricom Inc.†	1,587,811
3,000	Technical Communications Corp.	23,670
30,000	ViewCast.com Inc.†	3,600

		2,178,014

	Computer Hardware — 0.0%
50,000	Dot Hill Systems Corp.†	57,000

	Computer Software and Services — 3.3%
226,900	Callidus Software Inc.†	1,129,962
16,000	Cinedigm Digital Cinema Corp., Cl. A†	24,000
102,538	Computer Task Group Inc.†	1,537,045
15,000	Daegis Inc.†	14,250
30,204	Dynamics Research Corp.†	175,485
70,000	EarthLink Inc.	520,800
30,000	Emulex Corp.†	216,000
680,000	FalconStor Software Inc.†	1,774,800
446,900	Furmanite Corp.†	2,171,934
1,910	Gemalto NV	136,784
481,192	Global Sources Ltd.†	3,175,867
45,300	GSE Systems Inc.†	104,190
153,000	Guidance Software Inc.†	1,455,030
350,000	Harris Interactive Inc.†	395,500
437,709	Lionbridge Technologies Inc.†	1,378,783
107,900	Mercury Computer Systems Inc.†	1,395,147
4,400	MTS Systems Corp.	169,620
154,831	Official Payments Holdings Inc.†	603,841

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
115,096	Pervasive Software Inc.†	$862,069
37,900	Rimage Corp.	303,200
51,541	Schawk Inc.	654,571
3,800	Tyler Technologies Inc.†	153,330

		18,352,208

	Consumer Products — 5.1%
244,289	A. T. Cross Co., Cl. A†	2,411,132
2,000	Brunswick Corp.	44,440
29,000	Callaway Golf Co.	171,390
585,000	Eastman Kodak Co.†	130,455
56,000	Heelys Inc.†	106,960
4,300	Johnson Outdoors Inc., Cl. A†	88,580
119,376	Kid Brands Inc.†	238,752
11,400	Lakeland Industries Inc.†	80,598
679,408	Marine Products Corp.	4,130,801
15,500	MarineMax Inc.†	147,405
200	National Presto Industries Inc.	13,954
129,887	Oil-Dri Corp. of America	2,844,525
22,550	PC Group Inc.†	183
891,000	Schiff Nutrition International Inc.†	15,993,450
62,900	Steinway Musical Instruments Inc.†	1,541,050
41,530	Syratech Corp.†	29
157,917	The Wet Seal Inc., Cl. A†	499,018
122,200	ValueVision Media Inc., Cl. A†	254,176

		28,696,898

	Consumer Services — 0.6%
485,500	1-800-FLOWERS.COM Inc., Cl. A†	1,694,395
27,000	Bowlin Travel Centers Inc.†	34,560
800	Collectors Universe Inc.	11,744
175,000	Stewart Enterprises Inc., Cl. A	1,249,500
3,500	Valassis Communications Inc.†	76,125
3,505	XO Group Inc.†	31,089

		3,097,413

	Diversified Industrial — 8.8%
54,000	American Railcar Industries Inc.†	1,463,400
208,300	Ampco-Pittsburgh Corp.	3,818,139
163,000	Burnham Holdings Inc., Cl. A(a)	2,461,300
126,197	Chase Corp.	1,665,800
127,300	Columbus McKinnon Corp.†	1,920,957
180,600	FormFactor Inc.†	1,168,482
49,300	Graham Corp.	917,966
264,603	Griffon Corp.	2,270,294
392,800	Handy & Harman Ltd.†	5,294,944
25,000	Haulotte Group SA†	170,843
14,000	Haynes International Inc.	713,160
237,600	Katy Industries Inc.†	122,364
13,564	L.B. Foster Co., Cl. A	388,066
135,203	Lawson Products Inc.	1,250,628
180,949	Lydall Inc.†	2,446,430
59,255	Magnetek Inc.†	914,897
306,900	Myers Industries Inc.	5,266,404
402,800	National Patent Development Corp.†	1,168,120
213,175	Park-Ohio Holdings Corp.†	4,056,720
2,000	Raven Industries Inc.	139,180
15,200	RWC Inc.†	183,160
378,835	Sevcon Inc.†(a)	2,454,851
82,000	Standex International Corp.	3,490,740
24,700	Steel Partners Holdings LP†	268,489
380,000	Techprecision Corp.†	243,200
83,083	Tredegar Corp.	1,209,688
165,068	Twin Disc Inc.	3,052,107
61,290	Vishay Precision Group Inc.†	854,996

		49,375,325

	Educational Services — 1.0%
357,000	Corinthian Colleges Inc.†	1,031,730

Shares		Market Value

326,119	Universal Technical Institute Inc.	$4,405,868
108,500	Voyager Learning Co., Escrow(b)	0

		5,437,598

	Electronics — 6.0%
12,000	A123 Systems Inc.†	15,120
37,500	Alliance Semiconductor Corp.†	7,875
4,000	Badger Meter Inc.	150,200
45,451	Ballantyne Strong Inc.†	271,342
107,300	Bel Fuse Inc., Cl. A	1,943,203
1,800	Bel Fuse Inc., Cl. B	31,698
73,950	BTU International Inc.†	196,707
17,139	CSR plc, ADR	235,147
301,500	CTS Corp.	2,840,130
31,000	Daktronics Inc.	214,210
101,867	Dialight plc.	1,659,201
98,049	Electro Scientific Industries Inc.	1,158,939
36,000	IMAX Corp.†	865,080
4,000	Iteris Inc.†	5,360
233,300	LeCroy Corp.†	3,326,858
52,500	Mesa Laboratories Inc.	2,440,725
72,800	Methode Electronics Inc.	619,528
34,030	MIPS Technologies Inc.†	226,980
75,000	MOCON Inc.	1,155,000
69,500	MoSys Inc.†	225,180
63,800	Newport Corp.†	766,876
51,200	Park Electrochemical Corp.	1,325,056
70,000	Pericom Semiconductor Corp.†	630,000
673,271	Pulse Electronics Corp.	1,326,344
46,000	Rofin-Sinar Technologies Inc.†	870,780
79,000	Schmitt Industries Inc.†	267,020
265,200	Stoneridge Inc.†	1,806,012
33,000	Texas Industries Inc.	1,287,330
134,900	Ultra Clean Holdings†	867,407
229,650	Ultralife Corp.†	886,449
87,800	Ultratech Inc.†	2,765,700
209,000	Zygo Corp.†	3,732,740

		34,120,197

	Energy and Utilities: Alternative Energy — 0.0%
28,948	China Hydroelectric Corp., ADR†	20,411

	Energy and Utilities: Integrated — 0.5%
600	CH Energy Group Inc.	39,414
295,300	Headwaters Inc.†	1,520,795
30,000	MGE Energy Inc.	1,419,000

		2,979,209

	Energy and Utilities: Natural Gas — 1.1%
71,554	Abraxas Petroleum Corp.†	228,257
22,342	American DG Energy Inc.†	50,716
34,500	Chesapeake Utilities Corp.	1,508,340
80,507	Corning Natural Gas Corp.	1,402,826
82,580	Delta Natural Gas Co. Inc.	1,794,463
95,800	Gastar Exploration Ltd.†	184,894
3,000	Piedmont Natural Gas Co. Inc.	96,570
35,400	RGC Resources Inc.	632,598
20,300	U.S. Energy Corp.†	47,908
10,928	Whitecap Resources Inc.†	72,131

		6,018,703

	Energy and Utilities: Oil — 0.6%
194,844	Callon Petroleum Co.†	830,035
20,000	CREDO Petroleum Corp.†	289,400
24,333	Halcon Resources Corp.†	229,707
10,900	Mitcham Industries Inc.†	184,973
63,600	Tesco Corp.†	763,200
197,600	Triangle Petroleum Corp.†	1,102,608

		3,399,923

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Services — 1.4%
68,120	Archer Ltd.†	$121,957
85,300	Dawson Geophysical Co.†	2,031,846
20,000	Flotek Industries Inc.†	186,800
24,690	Gulf Island Fabrication Inc.	696,505
115,008	Layne Christensen Co.†	2,379,516
70,100	Pike Electric Corp.†	541,172
90,000	RPC Inc.	1,070,100
9,500	Subsea 7 SA, ADR.	187,245
10,500	TGC Industries Inc.†	101,955
106,500	Union Drilling Inc.†	477,120

		7,794,216

	Energy and Utilities: Water — 0.8%
6,000	Artesian Resources Corp., Cl. A	129,240
42,174	Cadiz Inc.†	304,075
5,000	California Water Service Group	92,350
65,000	Consolidated Water Co. Ltd.	538,850
55,000	Energy Recovery Inc.†	132,000
11,200	Middlesex Water Co.	212,800
99,300	SJW Corp.	2,384,193
28,500	The York Water Co.	509,865

		4,303,373

	Entertainment — 0.4%
40,500	Canterbury Park Holding Corp.	450,360
1,802	Chestnut Hill Ventures†(b)	117,064
252,500	Dover Motorsports Inc.†	328,250
674,641	Entravision Communications Corp., Cl. A	816,316
2,000	LodgeNet Interactive Corp.†	2,620
43,000	RealD Inc.†	643,280
15,000	Triple Crown Media Inc.†(b)	3

		2,357,893

	Environmental Control — 0.3%
7,500	BioteQ Environmental Technologies Inc.†	1,142
319,800	Casella Waste Systems Inc., Cl. A†	1,870,830
300	Sharps Compliance Corp.†	1,014

		1,872,986

	Equipment and Supplies — 5.2%
1,000	AZZ Inc.	61,260
709,100	Capstone Turbine Corp.†	716,191
127,500	CIRCOR International Inc.	4,346,475
317,549	Core Molding Technologies Inc.†	2,616,604
440,000	Federal Signal Corp.†	2,569,600
308,804	Gerber Scientific Inc., Escrow†(b)	3,088
8,500	Gildemeister AG	133,438
6,000	GrafTech International Ltd.†	57,900
590,000	Interpump Group SpA.	4,479,879
20,000	Maezawa Kyuso Industries Co. Ltd.	263,714
89,000	Met-Pro Corp.	819,690
11,800	Mine Safety Appliances Co.	474,832
17,903	Powell Industries Inc.†	668,856
258,566	SL Industries Inc.†(a)	3,410,486
3,000	SRS Labs Inc.†	27,000
36,992	The Eastern Co.	597,421
44,563	The Gorman-Rupp Co.	1,327,977
15,000	The Greenbrier Companies Inc.†	263,700
309,615	The L.S. Starrett Co., Cl. A(a)	3,582,246
38,979	Titan Machinery Inc.†	1,183,792
142,000	TransAct Technologies Inc.†	1,094,820
55,500	Vicor Corp.	385,170
27,000	WaterFurnace Renewable Energy Inc.	430,950
300	Watts Water Technologies Inc., Cl. A	10,002

		29,525,091

	Financial Services — 7.4%
49,400	Anchor Bancorp.†	510,796
45,500	BBCN Bancorp Inc.†	495,495

Shares		Market Value

17,100	Berkshire Bancorp Inc.†	$150,480
3,900	Berkshire Hills Bancorp Inc.	85,800
75	Burke & Herbert Bank and Trust Co.	167,812
40,000	Capital Financial Holdings Inc.†	2,620
6,791	Capitol Federal Financial Inc.	80,677
29,000	Crazy Woman Creek Bancorp Inc.†	261,580
28,866	Edelman Financial Group Inc.	251,134
450,010	Epoch Holding Corp.	10,251,228
255	Farmers & Merchants Bank of Long Beach	1,122,000
10,575	Fidelity Southern Corp.	91,365
183,600	Flushing Financial Corp.	2,502,468
10	Guaranty Corp., Cl. A†	325,000
125,710	Hallmark Financial Services†	980,538
6,600	Hampden Bancorp Inc.	85,404
2,027	Hampton Roads Bankshares Inc.†	2,209
16,000	Hancock Holding Co.	487,040
39,900	Heritage Financial Group Inc.	513,513
66,137	Hudson Valley Holding Corp.	1,197,080
175,723	JMP Group Inc.	1,085,968
30,000	Kaiser Federal Financial Group Inc.	443,400
90,843	KKR & Co. LP	1,170,966
148,462	Meadowbrook Insurance Group Inc.	1,304,981
95,000	Medallion Financial Corp.	1,008,900
11,055	New York Community Bancorp Inc.	138,519
28,500	Newport Bancorp Inc.†	393,442
5,697	Northrim BanCorp Inc.	122,429
40,000	Oritani Financial Corp.	575,600
6,000	Provident New York Bancorp.	45,540
45,300	Pzena Investment Management Inc., Cl. A.	200,679
394,838	Steel Excel Inc.†	10,719,852
11	Sunwest Bank†	297,000
282,809	SWS Group Inc.†	1,507,372
11,000	The Ziegler Companies Inc.†	257,125
220	TIB Financial Corp.†	2,427
7,500	Tree.com Inc.†.	85,800
55,000	Trustco Bank Corp NY	300,300
45,900	Washington Trust Bancorp Inc.	1,119,042
87,100	Westfield Financial Inc.	635,830
38,100	Wilshire Bancorp Inc.†	208,788
100,000	WisdomTree Investments Inc.†	657,000
30,000	Xenith Bankshares Inc.†	124,500

		41,969,699

	Food and Beverage — 3.8%
2,300	Andrew Peller Ltd., Cl. A	22,591
200	Annie’s Inc.†	8,372
42,000	Calavo Growers Inc.	1,074,360
113,000	Caribou Coffee Co. Inc.†	1,458,830
26,000	Diamond Foods Inc.	463,840
21,000	Feihe International Inc.†	143,640
1,100	Hanover Foods Corp., Cl. A	94,600
102,400	Inventure Foods Inc.†	645,120
2,000	J & J Snack Foods Corp.	118,200
228,300	Lifeway Foods Inc.	2,367,471
16,800	MGP Ingredients Inc.	53,928
32,000	Peet’s Coffee & Tea Inc.†	1,921,280
7,800	Rock Field Co. Ltd.	146,759
5,900	Scheid Vineyards Inc., Cl. A†	78,175
296,000	Smart Balance Inc.†	2,779,440
162,000	Snyders-Lance Inc.	4,087,260
4,000	Spartan Stores Inc.	72,520
19,500	The Boston Beer Co. Inc., Cl. A†	2,359,500
48,000	The Hain Celestial Group Inc.†	2,641,920
270,000	Tingyi (Cayman Islands) Holding Corp.	689,796
280,000	Vitasoy International Holdings Ltd.	234,237
23,000	Willamette Valley Vineyards Inc.†	79,350

		21,541,189

	Health Care — 11.0%
32,960	Accuray Inc.†	225,446
5,000	Alere Inc.†	97,200

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
63,000	AngioDynamics Inc.†	$756,630
13,800	ArthroCare Corp.†	404,064
345,715	Biolase Inc.†	674,143
74,000	Bio-Reference Laboratories Inc.†	1,944,720
20,000	BioScrip Inc.†	148,600
10,000	Boiron SA	259,428
700	Bruker Corp.†	9,317
405,139	Cantel Medical Corp.	11,040,038
21,000	Cardica Inc.†	39,480
105,000	CardioNet Inc.†	213,150
87,000	Cardiovascular Systems Inc.†	851,730
62,500	Cepheid Inc.†	2,796,875
116,800	Cutera Inc.†	840,376
60,000	Cynosure Inc., Cl. A†	1,269,000
3,700	DexCom Inc.†	47,952
21,963	DGT Holdings Corp.†	241,593
134,700	Exactech Inc.†	2,258,919
39,768	Heska Corp.	441,425
1,422	ICU Medical Inc.†	75,906
10,000	Indevus Pharmaceuticals Inc., Escrow†(b)	11,000
554,400	InfuSystems Holdings Inc.†	1,047,816
1,000	InterMune Inc.†	11,950
172,500	IntriCon Corp.†	1,129,875
600,045	IRIS International Inc.†	6,780,508
195,597	LeMaitre Vascular Inc.	1,173,582
2,000	Lexicon Pharmaceuticals Inc.†	4,500
5,000	MAKO Surgical Corp.†	128,050
60,000	Meridian Bioscience Inc.	1,227,600
41,476	Metropolitan Health Networks Inc.†	396,925
88,500	Neogen Corp.†	4,088,700
1,800	NMT Medical Inc.†	4
1,000	Nutraceutical International Corp.†	15,250
44,612	Omnicell Inc.†	653,120
50,000	Opko Health Inc.†	230,000
17,500	Orthofix International NV†	721,875
132,800	Pain Therapeutics Inc.†	622,832
210,600	Palomar Medical Technologies Inc.†	1,790,100
3,000	Par Pharmaceutical Companies Inc.†	108,420
10,000	PreMD Inc.†	19
152,561	Quidel Corp.†	2,392,156
444,738	Rochester Medical Corp.†	4,785,381
84,400	RTI Biologics Inc.†	317,344
37,000	Skilled Healthcare Group Inc., Cl. A†	232,360
213,900	Strategic Diagnostics Inc.†	256,680
143,500	SurModics Inc.†	2,482,550
95,000	Syneron Medical Ltd.†	986,100
2,000	Targanta Therapeutics Corp., Escrow†(b)	1,280
500	ThermoGenesis Corp.†	475
125,000	Trinity Biotech plc, ADR	1,500,000
81,900	United-Guardian Inc.	1,517,607
5,174	Utah Medical Products Inc.	173,484
139,831	Vascular Solutions Inc.†	1,756,277
32,800	Young Innovations Inc.	1,131,272

		62,311,084

	Hotels and Gaming — 1.8%
73,540	Churchill Downs Inc.	4,323,417
262,000	Dover Downs Gaming & Entertainment Inc.	788,620
2,500	Florida Gaming Corp.†	4,125
7,000	Gaylord Entertainment Co.†	269,920
327,522	Morgans Hotel Group Co.†	1,539,353
8,500	Multimedia Games Holding Co. Inc.†	119,000
148,020	Pinnacle Entertainment Inc.†	1,423,952
8,000	Red Lion Hotels Corp.†	69,200
114,000	The Marcus Corp.	1,568,640

		10,106,227

	Machinery — 2.1%
83,044	Astec Industries Inc.†	2,547,790

Shares		Market Value

11,000	DXP Enterprises Inc.†	$456,390
134,000	Flow International Corp.†	422,100
148,000	Global Power Equipment Group Inc.	3,232,320
6,000	Hardinge Inc.	54,600
108,111	Key Technology Inc.†	1,081,110
6,000	Lindsay Corp.	389,400
50,300	Tennant Co.	2,009,485
14,800	The Middleby Corp.†	1,474,228

		11,667,423

	Manufactured Housing and Recreational Vehicles — 0.5%
14,159	Arctic Cat Inc.†	517,653
19,200	Cavco Industries Inc.†	984,576
53,000	Nobility Homes Inc.†	301,570
65,083	Skyline Corp.	330,622
61,000	Winnebago Industries Inc.†	621,590

		2,756,011

	Metals and Mining — 1.0%
87,400	5N Plus Inc.†	170,834
650,000	Alkane Resources Ltd.†	525,567
20,000	Camino Minerals Corp.†	1,964
100,000	Duluth Metals Ltd.†	146,351
100,000	La Mancha Resources Inc.†	245,555
178,800	Materion Corp.	4,117,764
600,000	Tanami Gold NL†	448,293

		5,656,328

	Paper and Forest Products — 0.2%
14,169	Keweenaw Land Association Ltd.†	1,062,675

	Publishing — 1.6%
171,300	Belo Corp., Cl. A	1,103,172
147,571	Cambium Learning Group Inc.†	140,192
890,000	Il Sole 24 Ore SpA†	589,617
1,140,000	Journal Communications Inc., Cl. A†	5,882,400
145,000	The E.W. Scripps Co., Cl. A†	1,393,450

		9,108,831

	Real Estate — 1.5%
9,500	Bresler & Reiner Inc.†	8,550
14,100	Capital Properties Inc., Cl. A	141,000
6,000	Capital Properties Inc., Cl. B(b)(c)	60,000
92,000	Cohen & Steers Inc.	3,174,920
91,088	Griffin Land & Nurseries Inc.	2,549,553
1,360	Gyrodyne Co. of America Inc.†	155,499
6,900	Holobeam Inc.†	140,587
129,500	Reading International Inc., Cl. A†	700,595
50,300	Reading International Inc., Cl. B†	277,908
2,508	Royalty LLC(b)(c)	7,550
43,000	Tejon Ranch Co.†	1,230,660

		8,446,822

	Restaurants — 2.7%
16,399	Biglari Holdings Inc.†	6,336,410
90,500	Denny’s Corp.†	401,820
134,143	Famous Dave’s of America Inc.†	1,482,280
178,008	Nathan’s Famous Inc.†	5,251,236
56,000	The Cheesecake Factory Inc.†	1,789,760

		15,261,506

	Retail — 2.5%
45,000	Aaron’s Inc.†	1,273,950
81,000	Big 5 Sporting Goods Corp.	612,360
3,000	Casual Male Retail Group Inc.†	10,890
290,000	Coldwater Creek Inc.†	158,340
80,000	Cost Plus Inc.†	1,760,000
171,437	Hot Topic Inc.	1,661,224
169,200	Ingles Markets Inc., Cl. A.	2,712,276
305,071	Krispy Kreme Doughnuts Inc.†	1,949,404
15,800	Movado Group Inc.	395,316

See accompanying notes to schedule of investments.

GAMCO Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares			Market Value

		COMMON STOCKS (Continued)
		Retail (Continued)
2,000		Orchard Supply Hardware Stores Corp., Cl. A†	$33,260
28,000		Pier 1 Imports Inc.	460,040
20,000		Roundy’s Inc.	204,200
74,300		Rush Enterprises Inc., Cl. A†	1,214,805
57,500		Rush Enterprises Inc., Cl. B†	771,650
47,800		The Bon-Ton Stores Inc.	373,318
300,000		The Great Atlantic & Pacific Tea Co. Inc.†(b)	1,950
20,000		Village Super Market Inc., Cl. A	651,600

			14,244,583

		Semiconductors — 0.6%
236,160		Cascade Microtech Inc.†	1,074,528
127,500		Entegris Inc.†	1,088,850
331		GSI Group Inc.†	3,793
93,700		IXYS Corp.†	1,046,629
4,000		PLX Technology Inc.†	25,400
50,000		Rubicon Ltd.†	10,006

			3,249,206

		Specialty Chemicals — 1.9%
11,009		A. Schulman Inc.	218,529
58,000		Chemtura Corp.†	841,000
745,800		Ferro Corp.†	3,579,840
267,226		General Chemical Group Inc.†(a)	3,113
23,000		Hawkins Inc.	878,140
700		KMG Chemicals Inc.	13,496
2,000		Minerals Technologies Inc.	127,560
260,000		Omnova Solutions Inc.†	1,960,400
226,500		Zep Inc.	3,109,845

			10,731,923

		Telecommunications — 1.6%
67,200		Atlantic Tele-Network Inc.	2,266,656
350,000		Cincinnati Bell Inc.†	1,302,000
75		Consolidated Communications Holdings Inc.	1,110
1,000		Electronic Systems Technology Inc.†	251
71,600		HickoryTech Corp.	795,476
80		Horizon Telecom Inc., Cl. A	4,480
250		Horizon Telecom Inc., Cl. B	11,000
56,100		New ULM Telecom Inc.	371,662
4,000		North State Telecommunications Corp., Cl. A	356,000
1,000	(d)	Otelco Inc., IDS	7,210
7,788		Preformed Line Products Co.	451,003
253,699		Shenandoah Telecommunications Co.	3,452,843
500		SureWest Communications	10,535
34,700		TeleCommunication Systems Inc., Cl. A†	42,681
17,875		Windstream Corp.	172,673

			9,245,580

		Transportation — 0.4%
8,200		PHI Inc.†	218,120
102,308		Providence and Worcester Railroad Co.	1,380,135
19,000		RailAmerica Inc.†	459,800
3,000		Trailer Bridge Inc.†(b)	465

			2,058,520

		TOTAL COMMON STOCKS	517,640,782

		PREFERRED STOCKS — 0.1%

		Automotive: Parts and Accessories — 0.1%
20,000		Jungheinrich AG Pfd.	580,866

		CONVERTIBLE PREFERRED STOCKS — 0.0%

		Food and Beverage — 0.0%
500		Seneca Foods Corp., Cv. Pfd., Ser. 2003 †(b)	13,450

Shares		Market Value

	RIGHTS — 0.1%
	Building and Construction — 0.0%
16,667	Rubicon Ltd., expire 07/03/12	$404

	Health Care — 0.1%
300,000	Adolor Corp., expire 07/01/19†(b)	156,000
200,000	Clinical Data Inc., CVR, expire 04/14/18†(b)	190,000

		346,000

	TOTAL RIGHTS	346,404

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
6,667	Duluth Metals Ltd., expire 01/18/13†(b)(c)	0

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 8.1%
$45,940,000	U.S. Treasury Bills, 0.080% to 0.130%††, 07/12/12 to 11/15/12	45,934,244

	TOTAL INVESTMENTS — 100.0% (Cost $476,682,534)	$564,515,746

	Aggregate tax cost	$477,908,519

	Gross unrealized appreciation	$127,268,030
	Gross unrealized depreciation	(40,660,803)

	Net unrealized appreciation/depreciation	$86,607,227

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $561,858 or 0.10% of total investments.

(c)

At June 30, 2012, the Fund held investments in restricted and illiquid securities amounting to $67,550 or 0.01% of total investments., which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/12 Carrying Value Per Unit
6,000	Capital Properties Inc., Cl. B	11/20/03	—	$9.3500
2,508	Royalty LLC.	09/09/03	—	3.0104
6,667	Duluth Metals Ltd., Warrants expire 01/18/13	08/19/11	—	—

(d)	Denoted in units.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

IDS	Income Deposit Securities

See accompanying notes to schedule of investments.

GAMCO Westwood SmallCap Equity Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.4%
	Aerospace — 3.8%
49,550	AAR Corp.	$667,934
1,450	Curtiss-Wright Corp.	45,022
30,300	Hexcel Corp.†	781,437
4,150	Kaman Corp.	128,401

		1,622,794

	Automotive — 0.2%
1,100	Navistar International Corp.†	31,207
11,500	Wabash National Corp.†	76,130

		107,337

	Automotive: Parts and Accessories — 0.4%
15,050	Federal-Mogul Corp.†	165,550

	Building and Construction — 3.8%
24,150	Aegion Corp.†	432,043
21,450	Dycom Industries Inc.†	399,184
38,800	MYR Group Inc.†	661,928
7,000	USG Corp.†	133,350

		1,626,505

	Business Services — 6.8%
25,450	ABM Industries Inc.	497,802
27,500	Checkpoint Systems Inc.†	239,525
17,750	Convergys Corp.	262,167
20,000	Fortegra Financial Corp.†	160,000
17,550	FTI Consulting Inc.†	504,562
6,300	G & K Services Inc., Cl. A	196,497
1,800	ICF International Inc.†	42,912
12,350	KAR Auction Services Inc.†	212,297
7,500	McGrath Rentcorp	198,750
34,150	PRGX Global Inc.†	271,493
3,300	Tetra Tech Inc.†	86,064
10,100	The Brink’s Co.	234,118

		2,906,187

	Communications Equipment — 0.1%
7,200	Symmetricom Inc.†	43,128

	Computer Hardware — 2.0%
5,450	NCR Corp.†	123,879
54,000	QLogic Corp.†	739,260

		863,139

	Computer Software and Services — 7.5%
12,800	Akamai Technologies Inc.†	406,400
4,100	Belden Inc.	136,735
16,900	Bottomline Technologies Inc.†	305,045
30,700	Callidus Software Inc.†	152,886
6,650	Evolving Systems Inc.	36,575
2,200	Fair Isaac Corp.	93,016
23,000	Heartland Payment Systems Inc.	691,840
4,400	Mercury Computer Systems Inc.†	56,892
33,800	Netscout Systems Inc.†	729,742
11,000	Official Payments Holdings Inc.†	42,900
6,300	Parametric Technology Corp.†	132,048
21,600	Progress Software Corp.†	450,792

		3,234,871

	Consumer Products — 1.9%
14,850	A. T. Cross Co., Cl. A†	146,569
10,400	Hanesbrands Inc.†	288,392
5,350	Knoll Inc.	71,797
10,700	True Religion Apparel Inc.	310,086

		816,844

	Diversified Industrial — 5.9%
21,600	Badger Meter Inc.	811,080
9,650	Barnes Group Inc.	234,398
27,960	Columbus McKinnon Corp.†	421,916

Shares		Market Value

19,500	Furmanite Corp.†	$94,770
4,338	Griffon Corp.	37,220
6,300	Itron Inc.†	259,812
7,450	Kaydon Corp.	159,356
8,850	Kennametal Inc.	293,378
13,600	Sealed Air Corp.	209,984

		2,521,914

	Electronics — 9.7%
7,400	Avnet Inc.†	228,364
13,400	Ballantyne Strong Inc.†	79,998
67,650	Electro Scientific Industries Inc.	799,623
22,700	General Cable Corp.†	588,838
8,650	International Rectifier Corp.†	172,914
3,300	Molex Inc.	79,002
41,000	Newport Corp.†	492,820
4,700	Park Electrochemical Corp.	121,636
46,500	Pulse Electronics Corp.	91,605
48,300	Radisys Corp.†	303,324
21,400	TTM Technologies Inc.†	201,374
8,500	Ultralife Corp.†	32,810
17,050	Vishay Intertechnology Inc.†	160,782
18,600	Woodward Inc.	733,584
2,050	Zebra Technologies Corp., Cl. A†	70,438

		4,157,112

	Energy and Utilities — 9.1%
7,600	Approach Resources Inc.†	194,104
25,900	Comstock Resources Inc.†	425,278
6,600	Energy XXI Bermuda Ltd.	206,514
22,700	EXCO Resources Inc.	172,293
36,700	Goodrich Petroleum Corp.†	508,662
6,650	Gulf Island Fabrication Inc.	187,597
13,650	Matrix Service Co.†	154,928
43,300	Newpark Resources Inc.†	255,470
38,000	Patterson-UTI Energy Inc.	553,280
45,650	PetroQuest Energy Inc.†	228,250
19,250	Pike Electric Corp.†	148,610
71,550	Pioneer Drilling Co.†	570,254
4,000	Tesco Corp.†	48,000
62,450	Union Drilling Inc.†	279,776

		3,933,016

	Entertainment — 0.7%
17,600	RealD Inc.†	263,296
5,650	Take-Two Interactive Software Inc.†	53,449

		316,745

	Equipment and Supplies — 3.5%
4,700	CIRCOR International Inc.	160,223
12,300	Crown Holdings Inc.†	424,227
8,450	GrafTech International Ltd.†	81,542
2,500	IDEX Corp.	97,450
12,750	Mine Safety Appliances Co.	513,060
5,300	Moog Inc., Cl. A†	219,155

		1,495,657

	Financial Services — 14.5%
6,350	Anchor Bancorp.†	65,659
5,300	BankUnited Inc.	124,974
17,250	BBCN Bancorp Inc.†	187,852
5,300	Berkshire Hills Bancorp Inc.	116,600
12,000	Boston Private Financial Holdings Inc.	107,160
32,050	Brown & Brown Inc.	874,003
11,000	Cardinal Financial Corp.	135,080
11,200	Columbia Banking System Inc.	210,784
7,950	Fidelity National Financial Inc., Cl. A	153,117
4,500	Financial Institutions Inc.	75,960
27,395	First Niagara Financial Group Inc.	209,572
16,500	Flushing Financial Corp.	224,895
11,800	Glacier Bancorp Inc.	182,782

See accompanying notes to schedule of investments.

GAMCO Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
4,500	HF Financial Corp.	$54,630
13,784	Hudson Valley Holding Corp.	249,490
24,500	Janus Capital Group Inc.	191,590
13,450	KBW Inc.	221,253
7,000	Knight Capital Group Inc., Cl. A†	83,580
13,000	Meadowbrook Insurance Group Inc.	114,270
5,450	National Penn Bancshares Inc.	52,157
5,450	OceanFirst Financial Corp.	78,262
3,400	Old National Bancorp	40,834
17,150	Oriental Financial Group Inc.	190,022
11,250	Sterling Bancorp	112,275
14,200	Stifel Financial Corp.†	438,780
3,550	SVB Financial Group†	208,456
9,600	Texas Capital Bancshares Inc.†	387,744
4,250	The Navigators Group Inc.†	212,713
16,400	Trustco Bank Corp NY	89,544
5,550	Umpqua Holdings Corp.	73,038
8,100	ViewPoint Financial Group Inc.	126,684
20,200	Washington Federal Inc.	341,178
10,200	Washington Trust Bancorp Inc.	248,676
16,200	Xenith Bankshares Inc.†	67,230

		6,250,844

	Health Care — 6.9%
13,500	AMN Healthcare Services Inc.†	80,055
10,550	AngioDynamics Inc.†	126,705
5,600	ArthroCare Corp.†	163,968
2,400	ICU Medical Inc.†	128,112
12,650	Omnicare Inc.	395,060
6,250	Omnicell Inc.†	91,500
26,650	Patterson Companies Inc.	918,626
4,825	Rochester Medical Corp.†	51,917
6,500	STERIS Corp.	203,905
3,550	Teleflex Inc.	216,231
4,400	Thoratec Corp.†	147,752
19,600	VCA Antech Inc.†	430,808

		2,954,639

	Machinery — 1.9%
19,000	Briggs & Stratton Corp.	332,310
17,450	Flow International Corp.†	54,967
17,300	Trinity Industries Inc.	432,154

		819,431

	Metals and Mining — 2.4%
11,150	Carpenter Technology Corp.	533,416
24,800	Globe Specialty Metals Inc.	333,064
15,700	Titanium Metals Corp.	177,567

		1,044,047

	Publishing — 0.3%
1,800	Meredith Corp.	57,492
11,150	The Dolan Co.†	75,039

		132,531

	Retail — 5.7%
19,850	American Eagle Outfitters Inc.	391,640

Shares		Market Value

33,450	Ethan Allen Interiors Inc.	$666,658
60,500	Office Depot Inc.†	130,680
20,500	Penske Automotive Group Inc.	435,420
14,700	Rush Enterprises Inc., Cl. A†	240,345
14,200	Stage Stores Inc.	260,144
35,750	The Jones Group Inc.	341,770

		2,466,657

	Semiconductors — 6.5%
33,600	ATMI Inc.†	691,152
11,800	Brooks Automation Inc.	111,392
21,300	Cascade Microtech Inc.†	96,915
25,500	Cohu Inc.	259,080
21,600	Entegris Inc.†	184,464
86,000	FormFactor Inc.†	556,420
23,300	Intersil Corp., Cl. A	248,145
41,600	ON Semiconductor Corp.†	295,360
19,400	Ultra Clean Holdings†	124,742
7,000	Ultratech Inc.†	220,500

		2,788,170

	Specialty Chemicals — 1.2%
27,369	Ferro Corp.†	131,371
16,800	PolyOne Corp.	229,824
9,900	Zep Inc.	135,927

		497,122

	Telecommunications — 1.6%
5,350	Atlantic Tele-Network Inc.	180,455
22,500	Polycom Inc.†	236,700
29,600	Sierra Wireless Inc.†	267,288

		684,443

	TOTAL COMMON STOCKS	41,448,683

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.6%
$1,530,000	U.S. Treasury Bills, 0.105%††, 11/08/12 to 11/15/12	1,529,366

	TOTAL INVESTMENTS — 100.0% (Cost $44,594,106)	$42,978,049

	Aggregate tax cost	$45,236,507

	Gross unrealized appreciation	$2,884,718
	Gross unrealized depreciation	(5,143,176)

	Net unrealized appreciation/depreciation	$(2,258,458)

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

GAMCO Westwood Income Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 80.8%
	Agriculture — 0.5%
1,000	Archer-Daniels-Midland Co.	$29,520

	Banking — 3.3%
4,000	Bank of America Corp.	32,720
4,000	U.S. Bancorp	128,640
5,042	Valley National Bancorp	53,445

		214,805

	Computer Hardware — 0.9%
100	Apple Inc.†	58,400

	Consumer Products — 1.9%
2,200	Tupperware Brands Corp.	120,472

	Diversified Industrial — 3.6%
6,000	General Electric Co.	125,040
2,000	Honeywell International Inc.	111,680

		236,720

	Electronics — 3.3%
8,000	Intel Corp.	213,200

	Energy and Utilities: Integrated — 1.0%
1,334	FirstEnergy Corp.	65,620

	Energy and Utilities: Natural Gas — 3.9%
1,500	Enterprise Products Partners LP	76,860
6,000	Spectra Energy Corp.	174,360

		251,220

	Energy and Utilities: Oil — 5.2%
1,500	Chevron Corp.	158,250
2,500	ConocoPhillips	139,700
1,250	Phillips 66†	41,550

		339,500

	Energy and Utilities: Services — 3.7%
5,000	Halliburton Co.	141,950
1,000	Noble Corp.	32,530
1,500	Transocean Ltd.	67,095

		241,575

	Energy and Utilities: Water — 3.4%
6,500	American Water Works Co. Inc.	222,820

	Financial Services — 6.9%
800	BlackRock Inc.	135,856
2,700	Citigroup Inc.	74,007
1,000	JPMorgan Chase & Co.	35,730
6,000	Wells Fargo & Co.	200,640

		446,233

	Food and Beverage — 12.4%
7,000	ConAgra Foods Inc.	181,510
6,522	General Mills Inc.	251,358
6,000	Kraft Foods Inc., Cl. A	231,720
2,000	PepsiCo Inc.	141,320

		805,908

	Health Care — 13.9%
2,000	Abbott Laboratories	128,940
2,000	AstraZeneca plc, ADR	89,500
3,783	Bristol-Myers Squibb Co.	135,999

Shares		Market Value

1,500	Johnson & Johnson	$101,340
2,520	Mead Johnson Nutrition Co.	202,885
2,000	Merck & Co. Inc.	83,500
6,940	Pfizer Inc.	159,620

		901,784

	Metals and Mining — 0.7%
1,000	Newmont Mining Corp.	48,510

	Paper and Forest Products — 2.3%
5,200	International Paper Co.	150,332

	Real Estate Investment Trusts — 1.6%
5,000	Starwood Property Trust Inc.	106,550

	Retail — 1.6%
2,000	The Home Depot Inc.	105,980

	Specialty Chemicals — 4.3%
1,000	Air Products & Chemicals Inc.	80,730
4,000	E. I. du Pont de Nemours and Co.	202,280

		283,010

	Telecommunications — 4.2%
4,000	AT&T Inc.	142,640
3,000	Verizon Communications Inc.	133,320

		275,960

	Wireless Communications — 2.2%
5,000	Vodafone Group plc, ADR	140,900

	TOTAL COMMON STOCKS	5,259,019

	PREFERRED STOCKS — 0.9%
	Financial Services — 0.9%
2,285	Bank One Capital Trust VI, 7.200% Pfd.	59,364

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 18.3%
$1,195,000	U.S. Treasury Bills, 0.090% to 0.140%††, 08/02/12 to 12/20/12	1,194,698

	TOTAL INVESTMENTS — 100.0% (Cost $5,964,056)	$6,513,081

	Aggregate tax cost	$5,964,212

	Gross unrealized appreciation	$770,049
	Gross unrealized depreciation	(221,180)

	Net unrealized appreciation/depreciation	$548,869

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Westwood Equity Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.9%
	Aerospace — 3.3%
12,900	General Dynamics Corp.	$850,884
24,200	The Boeing Co.	1,798,060

		2,648,944

	Automotive — 1.7%
70,600	General Motors Co.†	1,392,232

	Banking — 8.3%
216,800	Bank of America Corp.	1,773,424
46,300	CIT Group Inc.†	1,650,132
42,584	JPMorgan Chase & Co.	1,521,526
51,900	Wells Fargo & Co.	1,735,536

		6,680,618

	Cable and Satellite — 2.3%
58,600	Comcast Corp., Cl. A	1,873,442

	Communications Equipment — 2.1%
96,900	Cisco Systems Inc.	1,663,773

	Computer Software and Services — 7.5%
63,900	EMC Corp.†	1,637,757
82,300	Microsoft Corp.	2,517,557
61,500	Oracle Corp.	1,826,550

		5,981,864

	Diversified Industrial — 2.0%
29,200	Honeywell International Inc.	1,630,528

	Electronics — 3.1%
63,000	Intel Corp.	1,678,950
24,800	TE Connectivity Ltd.	791,368

		2,470,318

	Energy: Integrated — 4.0%
39,800	American Electric Power Co. Inc.	1,588,020
54,800	CONSOL Energy Inc.	1,657,152

		3,245,172

	Energy: Natural Gas — 5.1%
9,506	Apache Corp.	835,482
31,100	EQT Corp.	1,667,893
23,500	Sempra Energy	1,618,680

		4,122,055

	Energy: Oil — 9.5%
26,200	Anadarko Petroleum Corp.	1,734,440
16,600	Chevron Corp.	1,751,300
62,300	Marathon Oil Corp.	1,593,011
29,610	Occidental Petroleum Corp.	2,539,650

		7,618,401

	Entertainment — 4.2%
36,000	The Walt Disney Co.	1,746,000
41,600	Time Warner Inc.	1,601,600

		3,347,600

	Equipment and Supplies — 1.0%
7,000	Flowserve Corp.	803,250

Shares		Market Value

	Financial Services — 10.1%
22,400	ACE Ltd.	$1,660,512
38,400	Aflac Inc.	1,635,456
52,600	American International Group Inc.†	1,687,934
15,800	Ameriprise Financial Inc.	825,708
48,100	MetLife Inc.	1,483,885
13,300	The Travelers Companies Inc.	849,072

		8,142,567

	Food and Beverage — 2.2%
24,600	PepsiCo Inc.	1,738,236

	Health Care — 19.4%
37,800	Abbott Laboratories	2,436,966
31,400	Baxter International Inc.	1,668,910
29,700	Covidien plc.	1,588,950
35,500	Johnson & Johnson	2,398,380
39,800	Merck & Co. Inc.	1,661,650
30,500	Novartis AG, ADR	1,704,950
38,400	Pfizer Inc.	883,200
43,900	St. Jude Medical Inc.	1,752,049
37,400	Teva Pharmaceutical Industries Ltd., ADR	1,475,056

		15,570,111

	Machinery — 1.7%
53,100	Xylem Inc.	1,336,527

	Retail — 4.0%
34,400	CVS Caremark Corp.	1,607,512
23,200	Wal-Mart Stores Inc.	1,617,504

		3,225,016

	Specialty Chemicals — 2.0%
50,100	The Dow Chemical Co.	1,578,150

	Transportation — 2.2%
14,900	Union Pacific Corp.	1,777,719

	Wireless Communications — 2.2%
61,800	Vodafone Group plc, ADR	1,741,524

	TOTAL COMMON STOCKS	78,588,047

	SHORT-TERM INVESTMENTS — 2.1%
	Mutual Funds — 2.1%
1,660,433	Dreyfus Treasury & Agency Cash Management Fund, 0.080%*	1,660,433

	TOTAL INVESTMENTS — 100.0%
	(Cost $72,703,128)	$80,248,480

	Aggregate tax cost	$72,946,363

	Gross unrealized appreciation	$11,078,053
	Gross unrealized depreciation	(3,775,936)

	Net unrealized appreciation/depreciation	$7,302,117

†	Non-income producing security.

*	Current yield.

ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Westwood Balanced Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 59.4%
	Aerospace — 1.8%
8,800	General Dynamics Corp.	$580,448
14,500	The Boeing Co.	1,077,350

		1,657,798

	Automotive — 1.2%
54,800	General Motors Co.†	1,080,656

	Banking — 4.7%
145,000	Bank of America Corp.	1,186,100
28,900	CIT Group Inc.†	1,029,996
28,496	JPMorgan Chase & Co.	1,018,162
34,800	Wells Fargo & Co.	1,163,712

		4,397,970

	Cable and Satellite — 1.4%
40,700	Comcast Corp., Cl. A	1,301,179

	Communications Equipment — 1.2%
63,800	Cisco Systems Inc.	1,095,446

	Computer Software and Services — 4.3%
45,100	EMC Corp.†	1,155,913
55,700	Microsoft Corp.	1,703,863
38,400	Oracle Corp.	1,140,480

		4,000,256

	Diversified Industrial — 1.2%
20,200	Honeywell International Inc.	1,127,968

	Electronics — 1.8%
39,500	Intel Corp.	1,052,675
18,800	TE Connectivity Ltd.	599,908

		1,652,583

	Energy: Integrated — 2.4%
29,300	American Electric Power Co. Inc.	1,169,070
35,700	CONSOL Energy Inc.	1,079,568

		2,248,638

	Energy: Natural Gas — 3.2%
6,355	Apache Corp.	558,541
24,300	EQT Corp.	1,303,209
15,700	Sempra Energy	1,081,416

		2,943,166

	Energy: Oil — 5.6%
17,500	Anadarko Petroleum Corp.	1,158,500
11,600	Chevron Corp.	1,223,800
40,900	Marathon Oil Corp.	1,045,813
20,600	Occidental Petroleum Corp.	1,766,862

		5,194,975

	Entertainment — 2.7%
27,500	The Walt Disney Co.	1,333,750
29,400	Time Warner Inc.	1,131,900

		2,465,650

	Equipment and Supplies — 0.6%
4,800	Flowserve Corp.	550,800

	Financial Services — 6.5%
17,400	ACE Ltd.	1,289,862
28,000	Aflac Inc.	1,192,520
35,600	American International Group Inc.†	1,142,404
13,400	Ameriprise Financial Inc.	700,284
32,600	MetLife Inc.	1,005,710
10,800	The Travelers Companies Inc.	689,472

		6,020,252

Shares		Market Value

	Food and Beverage — 1.4%
18,600	PepsiCo Inc.	$1,314,276

	Health Care — 12.2%
26,600	Abbott Laboratories	1,714,902
21,000	Baxter International Inc.	1,116,150
23,100	Covidien plc.	1,235,850
25,100	Johnson & Johnson	1,695,756
31,600	Merck & Co. Inc.	1,319,300
20,200	Novartis AG, ADR	1,129,180
25,500	Pfizer Inc.	586,500
32,700	St. Jude Medical Inc.	1,305,057
29,200	Teva Pharmaceutical Industries Ltd., ADR	1,151,648

		11,254,343

	Machinery — 1.0%
35,890	Xylem Inc.	903,351

	Retail — 2.5%
24,400	CVS Caremark Corp.	1,140,212
17,100	Wal-Mart Stores Inc.	1,192,212

		2,332,424

	Specialty Chemicals — 1.1%
32,100	The Dow Chemical Co.	1,011,150

	Transportation — 1.4%
11,000	Union Pacific Corp.	1,312,410

	Wireless Communications — 1.2%
41,000	Vodafone Group plc, ADR	1,155,380

	TOTAL COMMON STOCKS	55,020,671

Principal Amount
	CORPORATE BONDS — 18.1%
	Banking — 4.5%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	1,304,657
750,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	815,248
1,125,000	Citigroup Inc., 5.500%, 10/15/14	1,191,754
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	877,786

		4,189,445

	Computer Software and Services — 0.8%
750,000	Oracle Corp., 4.950%, 04/15/13	776,764

	Diversified Industrial — 1.3%
1,200,000	General Electric Co., 5.000%, 02/01/13	1,230,865

	Electronics — 1.2%
1,000,000	Intel Corp., 3.300%, 10/01/21	1,071,154

	Energy: Integrated — 0.6%
500,000	The Southern Co., 4.150%, 05/15/14	528,573

	Energy: Natural Gas — 1.1%
1,000,000	Apache Corp., 5.250%, 04/15/13	1,035,691

See accompanying notes to schedule of investments.

GAMCO Westwood Balanced Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	Energy: Oil — 2.6%
$1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	$1,135,844
500,000	Marathon Oil Corp., 5.900%, 03/15/18	586,038
500,000	XTO Energy Inc., 6.500%, 12/15/18	647,460

		2,369,342

	Financial Services — 1.1%
950,000	ACE INA Holdings Inc., 5.600%, 05/15/15	1,063,521

	Food and Beverage — 1.0%
950,000	Anheuser-Busch Companies LLC, 4.375%, 01/15/13	966,422

	Metals and Mining — 0.9%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	812,773

	Real Estate Investment Trusts — 0.8%
700,000	Vornado Realty LP, 4.250%, 04/01/15	738,704

	Transportation — 1.3%
1,000,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	1,173,701

	Wireless Communications — 0.9%
750,000	Vodafone Group plc, 4.150%, 06/10/14	795,933

	TOTAL CORPORATE BONDS	16,752,888

Shares

	SHORT-TERM INVESTMENTS — 5.5%
	Mutual Funds — 5.5%
5,060,884	Dreyfus Treasury & Agency Cash Management Fund, 0.080%*	5,060,884

Principal Amount		Market Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.4%
	Federal Home Loan Mortgage Corp. — 3.2%
$1,250,000	5.125%, 07/15/12	$1,249,906
1,500,000	3.750%, 03/27/19	1,735,163

		2,985,069

	Federal National Mortgage Association — 4.2%
1,250,000	4.375%, 09/15/12	1,260,766
1,500,000	5.000%, 04/15/15	1,687,326
775,000	5.375%, 06/12/17	940,023

		3,888,115

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	6,873,184

	U.S. GOVERNMENT OBLIGATIONS — 9.6%
	U.S. Treasury Bills — 1.2%
1,100,000	U.S. Treasury Bills, 0.097%††, 10/18/12	1,099,662

	U.S. Treasury Inflation Indexed Notes — 4.3%
1,200,000	2.500%, 07/15/16	1,565,947
900,000	2.125%, 01/15/19	1,155,207
1,000,000	1.375%, 01/15/20	1,238,396

		3,959,550

	U.S. Treasury Notes — 4.1%
1,000,000	0.625%, 07/31/12	1,000,424
750,000	0.750%, 08/15/13	754,131
1,000,000	3.625%, 08/15/19	1,173,047
750,000	3.375%, 11/15/19	867,833

		3,795,435

	TOTAL U.S. GOVERNMENT OBLIGATIONS	8,854,647

	TOTAL INVESTMENTS — 100.0% (Cost $83,958,620)	$92,562,274

	Aggregate tax cost	$84,705,050

	Gross unrealized appreciation	$10,939,834
	Gross unrealized depreciation	(3,082,610)

	Net unrealized appreciation/depreciation	$7,857,224

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

*	Current yield.

ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

GAMCO Westwood Intermediate Bond Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 35.6%
	Aerospace — 1.1%
$200,000	The Boeing Co., 6.000%, 03/15/19	$250,383

	Banking — 4.7%
300,000	Bank of America Corp., 5.375%, 06/15/14	313,118
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	244,574
250,000	Citigroup Inc., 5.500%, 10/15/14	264,834
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	234,076

		1,056,602

	Computer Hardware — 1.7%
375,000	Hewlett-Packard Co., 1.550%, 05/30/14	377,171

	Computer Software and Services — 1.8%
250,000	Microsoft Corp., 1.625%, 09/25/15	258,742
150,000	Oracle Corp., 4.950%, 04/15/13	155,353

		414,095

	Consumer Products — 0.7%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	165,675

	Diversified Industrial — 1.1%
250,000	General Electric Co., 5.000%, 02/01/13	256,430

	Electronics — 1.0%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	219,612

	Energy and Utilities: Electric Integrated — 2.2%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	336,517
150,000	The Southern Co., 4.150%, 05/15/14	158,572

		495,089

	Energy and Utilities: Natural Gas — 0.9%
200,000	Apache Corp., 5.250%, 04/15/13	207,138

	Energy and Utilities: Oil — 3.7%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	227,169
125,000	Marathon Oil Corp., 5.900%, 03/15/18	146,509
200,000	Total Capital SA, 3.000%, 06/24/15	212,406
200,000	XTO Energy Inc., 6.500%, 12/15/18	258,984

		845,068

	Financial Services — 5.0%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	195,912
300,000	Berkshire Hathaway Finance Corp., 5.125%, 09/15/12	302,771

Principal Amount		Market Value

$260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	$341,056
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	284,698

		1,124,437

	Food and Beverage — 4.7%
250,000	Anheuser-Busch Companies LLC, 4.375%, 01/15/13	254,321
275,000	Bottling Group LLC, 5.125%, 01/15/19	324,302
200,000	Dr Pepper Snapple Group Inc., 2.350%, 12/21/12	201,575
250,000	Kraft Foods Inc., 5.375%, 02/10/20	296,311

		1,076,509

	Health Care — 1.5%
325,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	342,506

	Metals and Mining — 1.0%
200,000	BHP Billion Finance USA Ltd., 5.500%, 04/01/14	216,739

	Real Estate Investment Trusts — 1.2%
250,000	Vornado Realty LP, 4.250%, 04/01/15	263,823

	Semiconductors — 1.6%
350,000	Intel Corp., 3.300%, 10/01/21	374,904

	Transportation — 1.7%
200,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	234,740
125,000	CSX Corp., 6.250%, 04/01/15	142,505

		377,245

	TOTAL CORPORATE BONDS	8,063,426

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.6%
	Federal Home Loan Bank — 1.3%
250,000	5.375%, 05/18/16, Ser. 656	295,033

	Federal Home Loan Mortgage Corp. — 8.4%
250,000	5.125%, 07/15/12	250,111
225,000	5.000%, 07/15/14	246,103
325,000	5.250%, 04/18/16	380,704
350,000	3.750%, 03/27/19	404,871
600,000	2.375%, 01/13/22	617,065

		1,898,854

	Federal National Mortgage Association — 19.7%
250,000	4.375%, 09/15/12	252,153
375,000	4.375%, 03/15/13	385,894
800,000	0.750%, 12/18/13	805,579
750,000	2.750%, 02/05/14	779,821
500,000	2.625%, 11/20/14	526,632
300,000	5.000%, 04/15/15	337,465
500,000	2.375%, 07/28/15	527,994
400,000	1.125%, 04/27/17	404,227
275,000	5.375%, 06/12/17	333,557

See accompanying notes to schedule of investments.

GAMCO Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Federal National Mortgage Association (Continued)
$43,890	Pool #745122, 5.500%, 09/01/20	$48,086
46,579	Pool #255554, 5.500%, 01/01/35	51,186

		4,452,594

	Government National Mortgage Association — 1.2%
25,664	Pool #562288, 6.000%, 12/15/33	29,062
51,092	Pool #604946, 5.500%, 01/15/34	56,991
41,243	Pool #604970, 5.500%, 01/15/34	46,005
65,528	Pool #003747, 5.000%, 08/20/35	72,675
66,325	Pool #550728, 5.500%, 11/15/35	73,879

		278,612

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	6,925,093

	U.S. GOVERNMENT OBLIGATIONS — 26.0%
	U.S. Treasury Bills — 3.5%
800,000	U.S. Treasury Bills, 0.097%†, 10/18/12	799,754

Principal Amount		Market Value

	U.S. Treasury Inflation Indexed Notes — 8.7%
$275,000	2.500%, 07/15/16	$358,863
300,000	1.375%, 07/15/18	365,736
275,000	2.125%, 01/15/19	352,980
300,000	1.375%, 01/15/20	371,519
350,000	2.500%, 01/15/29	521,450

		1,970,548

	U.S. Treasury Notes — 11.1%
800,000	0.625%, 07/31/12	800,257
200,000	1.375%, 01/15/13	201,305
800,000	0.750%, 08/15/13	804,406
275,000	3.500%, 02/15/18	314,682
350,000	3.375%, 11/15/19	404,989

		2,525,639

	U.S. Treasury Bonds — 2.7%
250,000	7.125%, 02/15/23	382,305
150,000	5.375%, 02/15/31	218,602

		600,907

	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,896,848

Shares
	SHORT-TERM INVESTMENTS — 7.8%
	Mutual Funds — 7.8%
1,765,708	Dreyfus Treasury & Agency Cash Management Fund, 0.080%*	1,765,708

	TOTAL INVESTMENTS — 100.0% (Cost $21,233,035)	$22,651,075

	Aggregate tax cost	$21,233,035

	Gross unrealized appreciation	$1,509,443
	Gross unrealized depreciation	(91,403)

	Net unrealized appreciation/depreciation	$1,418,040

†	Represents annualized yield at date of purchase.

*	Current yield.

MTN	Medium Term Note

See accompanying notes to schedule of investments.

GAMCO Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including a Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of June 30, 2012 is as follows:

GAMCO Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/12
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$17,490,112	—	$ 5	$ 17,490,117
Business Services	27,486,721	—	3	27,486,724
Cable	165,366	—	0	165,366
Consumer Products	28,696,869	$ 29	—	28,696,898
Diversified Industrial	49,192,165	183,160	—	49,375,325
Educational Services	5,437,598	—	0	5,437,598
Entertainment	2,240,826	—	117,067	2,357,893
Equipment and Supplies	29,522,003	—	3,088	29,525,091
Financial Services	41,644,699	325,000	—	41,969,699
Health Care	62,298,804	—	12,280	62,311,084
Real Estate	8,379,272	60,000	7,550	8,446,822
Retail	14,242,633	—	1,950	14,244,583
Telecommunications	9,230,100	15,480	—	9,245,580
Transportation	2,058,055	—	465	2,058,520
Other Industries(a)	218,829,482	—	—	218,829,482
Total Common Stocks	516,914,705	583,669	142,408	517,640,782
Preferred Stocks(a)	580,866	—	—	580,866
Convertible Preferred Stocks(a)	—	13,450	—	13,450
Rights(a)	—	404	346,000	346,404
Warrants(a)	—	—	0	0
U.S. Government Obligations	—	45,934,244	—	45,934,244
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$517,495,571	$ 46,531,767	$ 488,408	$564,515,746

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$41,448,683	—	—	$ 41,448,683
U.S. Government Obligations	—	$ 1,529,366	—	1,529,366
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$41,448,683	$ 1,529,366	—	$ 42,978,049

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$5,259,019	—	—	$ 5,259,019
Preferred Stocks(a)	59,364	—	—	59,364
U.S. Government Obligations	—	$ 1,194,698	—	1,194,698
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,318,383	$ 1,194,698	—	$ 6,513,081

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$78,588,047	—	—	$ 78,588,047
Short-Term Investments	1,660,433	—	—	1,660,433
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$80,248,480	—	—	$ 80,248,480

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$55,020,671	—	—	$ 55,020,671
Corporate Bonds(a)	—	$ 16,752,888	—	16,752,888
Short-Term Investments	5,060,884	—	—	5,060,884
U.S. Government Agency Obligations	—	6,873,184	—	6,873,184
U.S. Government Obligations	—	8,854,647	—	8,854,647
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$60,081,555	$ 32,480,719	—	$ 92,562,274

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$ 8,063,426	—	$ 8,063,426
U.S. Government Agency Obligations	—	6,925,093	—	6,925,093
U.S. Government Obligations	—	5,896,848	—	5,896,848
Short-Term Investments	$1,765,708	—	—	1,765,708
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,765,708	$ 20,885,367	—	$ 22,651,075

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

GAMCO Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

The Funds did not have transfers between Level 1 and Level 2 during the period ended June 30, 2012. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

There were no Level 3 investments held at June 30, 2012 or March 31, 2012 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Securities Sold Short. The Mighty Mites Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty Mites Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty Mites Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty Mites Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty Mites Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2012, there were no short sales outstanding for the Mighty Mites Fund.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

GAMCO Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

Restricted and Illiquid Securities. Each Fund may invest up to 10% (except for the Mighty Mites, SmallCap Equity Fund, and Income Fund which may invest upto 15%) of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Mighty Mites Fund held as of June 30, 2012, refer to its Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carry forwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than begin considered all short-term as under previous law.

Expiring in Fiscal Year	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
2016	—	$210	—	—	—	—
2017	—	585,663	$1,094,920	—	—	—
2018	—	—	1,503,326	$21,626,325	$6,176,716	—
2019	—	—	62,767	—	—	—

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2011, the Mighty Mites Fund and SmallCap Equity Fund deferred currency losses of $542 and $801, respectively.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/28/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 8/28/12

*	Print the name and title of each signing officer under his or her signature.